Tax - Schedule of Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Adjustments in respect of prior years	£ 61	£ 61	£ 268
Current tax expense	(1,222)	(1,262)	(972)
Deferred tax credit (expense)	20	(587)	(328)
Tax expense	(1,202)	(1,849)	(1,300)
UK corporation tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,181)	(1,307)	(1,050)
Adjustments in respect of prior years	(2)	87	110
Current tax expense	(1,183)	(1,220)	(940)
Foreign tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(41)	(44)	(20)
Adjustments in respect of prior years	2	2	(12)
Current tax expense	(39)	(42)	(32)
Deferred tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current year	(41)	(559)	(498)
Adjustments in respect of prior years	£ 61	£ (28)	£ 170